Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,510,251)	$ (18,935,592)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,122,730	1,480,636
Inventory provision (recovery)	(290,000)	(494,000)
Bad debts expense	138,405	83,682
Reduction of right of use asset	141,217	119,151
Accretion of lease liability	103,956	118,502
Stock based compensation	1,815,848	1,831,685
Amortization of debt discounts	536,078	271,234
Penalty added to face value of the loan	24,510
Gain on settlement of debt	(3,434,685)	(468,262)
Loss on disposal of revenue earning devices and fixed assets	93,249
Increase in related party accrued payroll and interest	132,268	71,927
Changes in operating assets and liabilities:
Accounts receivable	224,725	(694,929)
Prepaid expenses	294,264	(160,393)
Deposit on right of use asset	(13,187)
Security deposit on operating lease	(3,400)
Device parts inventory	(2,133,437)	(2,464,468)
Accounts payable and accrued expenses	879,021	505,068
Deferred compensation for CEO	(390,744)	1,663,833
Customer deposits	55,748	17,876
Operating lease liability payments	(238,792)	(225,413)
Current portion of deferred variable payment obligations for Payments	1,260,469	996,881
Accrued interest payable	3,847,474	4,086,194
Net cash used in operating activities	(9,344,534)	(12,196,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(10,863)	(23,724)
Purchase of trademarks	(1,998)	(6,241)
Purchase of investment (convertible note receivable)		(50,000)
Net cash used in investing activities	(12,861)	(79,965)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	5,219,853	12,702,010
Proceeds on issuance of Series B Preferred Shares		278,000
Redemption of Series B or Series C Preferred Shares	(125,000)	(389,188)
Proceeds on issuance of Series C Preferred Shares		278,580
Proceeds from loans payable	4,808,171	350,000
Repayment of loans payable	(1,302,561)	(183,000)
Net cash provided by financing activities	8,600,463	13,036,402
Net change in cash	(756,932)	760,049
Cash, beginning of period	865,975	105,926
Cash, end of period	109,043	865,975
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	188,993	94,517
Cash paid for income taxes
Noncash investing and financing activities:
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024		4,175,535
Right of use asset for lease liability	53,739
Transfer from device parts inventory to fixed assets	2,688,421	3,506,341
Series C penalty shares issued	324,447
Discount applied to face value of loans	811,689
Exchange of Series F Preferred Shares for loans payable		400,000
Exchange of loans payable and accrued interest for common shares	6,484,000	562,000
Convertible note receivable exchanged for investment at cost		50,000
Dividend on Series B or Series C Preferred Shares paid in Series B or Series C Preferred Shares	$ 58,100	$ 5,188